Note 17 - Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Liability, beginning of year	$ 8,977	$ 6,388
Gross increases – current period	493	3,368
Lapsing due to statutes of limitations	(1,646)	(779)
Liability, end of year	$ 7,824	$ 8,977